Operating Lease	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Lease
7.
OPERATING LEASE

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	US$	US$
Right-of-use assets	1,653,733	1,766,194
Lease liabilities-current	(303,851)	(592,989)
Lease liabilities-non-current	(1,274,314)	(1,175,413)
Total lease liabilities	(1,578,165)	(1,768,402)

Weighted-average remaining lease term	9.44 years	6.49 years
Weighted-average discount rate	3.92%	3.33%

For the years ended December 31, 2023, 2024 and 2025, total operating lease costs and short-term lease cost recorded in cost of revenues, selling and marketing expenses, research and development expenses, general and administrative expenses were US$0.33 million, US$0.48 million and US$0.59 million, respectively.

Supplemental cash flow information related to operating leases were as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	312,939	531,250	512,274
Right-of-use assets obtained in exchange for operating lease liabilities	325,049	1,647,011	940,101

The following table presents the maturity of the Group’s lease liabilities as of December 31, 2025:

As of December 31, 2025
US$
2026	641,941
2027	400,374
2028	212,870
2029	120,390
2030	99,768
Thereafter	481,309
Total operating lease payments	1,956,652
Less: imputed interest	(188,250)
Present value	1,768,402

Lease modification

During the year ended December 31, 2025, the Group executed partial terminations of leased space, resulting in corresponding reductions in monthly rental payments. In accordance with ASC 842, Leases, partial lease terminations are accounted for by proportionately reducing both the lease liability and the ROU asset. The ROU asset is reduced based on the proportion of the lease that has been terminated, and the lease liability is remeasured based on the updated lease payments. The difference between the decrease in the lease liability and the proportionate reduction in the ROU asset is recognized as a gain or loss in the consolidated statements of income and comprehensive income in the period of modification. These lease modifications did not result in reclassification of the lease types. The Group continues to assess lease changes in accordance with ASC 842-10-15-6 to determine whether modifications represent separate contracts or modifications of the existing lease. The impact of these lease modifications on the consolidated statements of income and comprehensive income is summarized as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Decrease of ROU assets caused by lease modifications	-	-	345,622
Decrease of lease liabilities caused by lease modifications	-	-	357,512
Loss recorded in the consolidated statements of comprehensive loss	-	-	11,890